Shareholders’ Equity (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Debt Conversion [Line Items]
Stock Issued During Period, Value, Other	$ 3,744,000	$ 671,125	$ 11,981,072	$ 1,831,816
Dividends Payable	$ 0		$ 0
Officers And Directors [Member]
Debt Conversion [Line Items]
Common stock issued for services, shares			60,000,000
Common stock issued for services, amount			$ 918,000
Salary and Wage, Excluding Cost of Good and Service Sold			$ 130,000	$ 255,927
Outstanding Notes Payable [Member]
Debt Conversion [Line Items]
Debt converted, shares issued			103,673,969
Stock Issued During Period, Value, Other			$ 11,981,072
Debt converted, amount converted			$ 1,233,028